Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Trading Revenue (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020		Oct. 31, 2019	Oct. 31, 2018
Trading revenue [abstract]
Interest rates	$ 1,199		$ 700	$ 437
Foreign exchange	474		401	377
Equities	(32)		269	449
Commodities	271		145	63
Other	34		6	95
Total trading revenue	1,946		1,521	1,421
Reported as:
Net interest income	1,931		1,223	716
Non-interest revenue – trading revenue	15	[1]	298	705
Total trading revenue	$ 1,946		$ 1,521	$ 1,421

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation.